Consolidated Statements of Financial Position - USD ($)	Dec. 31, 2022	Dec. 31, 2021	Jan. 01, 2021
Current assets:
Cash and cash equivalents	$ 926,061	$ 1,026,990	$ 202,712
Amounts receivable	4,337,825	709,805	773,311
Prepaid expenses and deposits	962,812	95,503	24,302
Total current assets	6,226,698	1,832,298	1,000,325
Oil and gas properties, net	30,049,794	1,420,613	2,224,473
Evaluation and exploration assets		3,116,146	3,122,443
Property and equipment, net	741,727	147,134	128,257
Restricted cash		5,438	11,763
Total assets	37,018,219	6,521,629	6,487,261
Current liabilities:
Accounts payable and accrued liabilities	10,600,080	852,481	1,496,510
RSU obligation	295,747
Loans payable	145,866	630,534	549,424
Lease liability	4,057	6,732	12,116
Total current liabilities	11,045,750	1,489,747	2,058,050
Asset retirement obligation	5,316,470	8,993,108	9,355,422
Loans payable	20,689	18,513	17,730
Convertible debt			11,027
Derivative liability	4,827	472,899	1,804,572
Lease liability	4,552	8,592	27,693
Total liabilities	16,392,288	10,982,859	13,274,494
Stockholders’ equity (deficiency):
Common stock	3,395	1,828	1,253
Share premium	64,746,875	35,115,302	26,331,369
Notes and amounts receivable for equity issued	(1,062,062)	(1,193,641)
Warrant and option reserve	5,682,869	1,165,170	1,177,099
Shares to be cancelled	7,645	5,323
Obligation to issue shares	94,210	7,450	15,342
Accumulated other comprehensive loss	(4,009,997)	(847,412)	(490,172)
Accumulated deficit	(44,837,004)	(38,715,250)	(33,822,124)
Total stockholders’ equity (deficiency)	20,625,931	(4,461,230)	(6,787,233)
Total liabilities and stockholders’ equity (deficiency)	$ 37,018,219	$ 6,521,629	$ 6,487,261